Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Eastern Bank 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

E.I.N. 04-3067724	Plan Number 002
December 31, 2025

a	b	c	d	e

	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment	Cost (1)	Current Value

	Artisan	Artisan High Income Instl		1,283,521
	Conestoga	Conestoga Small Cap Institutional		12,344,317
	DFA	DFA Intl Sustainability Core 1		3,507,316
	DFA	DFA U.S. Small Cap Value Fund		6,312,611
	DFA	DFA U.S. Sustainability Core 1		4,291,183
	Dodge & Cox	Dodge & Cox Income Fund X		4,100,840
	Dodge & Cox	Dodge & Cox Stock Fund Class X		12,001,891
	Fidelity	Fidelity Blue Chip Growth K6		30,804,919
	JP Morgan	JP Morgan Emerging Markets Equity R6		4,096,325
	Vanguard	Vanguard Developed Markets Index Admiral		7,734,247
	Vanguard	Vanguard Institutional Index Fund		82,857,352
	Vanguard	Vanguard Short Term Corporate Bd Idx Adm		2,674,265
	Vanguard	Vanguard Short-Term Treasury Idx Admiral		2,552,816
	Vanguard	Vanguard Target Retirement 2020		3,754,773
	Vanguard	Vanguard Target Retirement 2025		7,671,811
	Vanguard	Vanguard Target Retirement 2030		24,010,286
	Vanguard	Vanguard Target Retirement 2035		16,876,699
	Vanguard	Vanguard Target Retirement 2040		15,408,488
	Vanguard	Vanguard Target Retirement 2045		11,639,017
	Vanguard	Vanguard Target Retirement 2050		14,085,430
	Vanguard	Vanguard Target Retirement 2055		6,501,008
	Vanguard	Vanguard Target Retirement 2060		2,844,219
	Vanguard	Vanguard Target Retirement 2065		2,338,064
	Vanguard	Vanguard Target Retirement Income		4,061,225
	Vanguard	Vanguard Total Bond Market Index Inst		11,859,081
	Vanguard	Vanguard Treasury Money Mkt		16,815,976
	Capital Bank and Trust Company	Capital Group Europacific Growth		8,340,984
	State Street Global Advisors Trust Company	State Street Russell Small/Mid Index		9,483,787
*	Eastern Bankshares, Inc.	Eastern Bankshares, Inc. Common Stock		45,194,604
*	Notes receivable from participants	Interest rates ranging from 4.25% - 9.50%		5,237,113
	Total investment assets			$380,684,168
There were no investment assets which were both acquired and disposed of during the plan year.
*A party-in-interest as defined by ERISA
(1)Cost information is not required for participant directed investments.